Investment in an Associate	12 Months Ended
Mar. 31, 2025
Investment in an Associate [Abstract]
INVESTMENT IN AN ASSOCIATE

4. INVESTMENT IN AN ASSOCIATE

On March 5, 2024, the Company (as the buyer) entered into a membership interest purchase agreement (the “Purchase Agreement”) with Cambria Capital, LLC (“Cambria Capital”), a Utah limited liability company and broker-dealer registered with the Financial Industry Regulatory Authority (“FINRA”), and Cambria Asset Management, Inc., a Nevada corporation, the sole owner of the Cambria Capital. Pursuant to the agreement, the Company will purchase 100% of the membership interests in Cambria Capital (the “Membership Interests”) for a total purchase price of $700,000, subject to the satisfaction or waiver of the conditions precedent set forth in the Purchase Agreement. The acquisition was structured in two phases: (1) the purchase of 24.9% of the Membership Interests for $200,000 (the “Initial Closing”), and (2) the purchase of the remaining 75.1% of the Membership Interests for $500,000, subject to the required approval by the FINRA (the “Second Closing”). The parties consummated the Initial Closing on March 25, 2024.

In January 2025, following the non-completion of the Second Closing by December 31, 2024, the Company has notified Cambria Capital of the termination pursuant to the Purchase Agreement. Cambria Asset Management, Inc. has accepted the sale back of the 24.9% Membership Interests from the Company for $100,000, among which $50,000 has been received and the Company ceased to have significant influence over Cambria Capital in February 2025. The remaining $50,000 is required to be settled no later than August 31, 2025. As of March 31, 2025, the Company has derecognized the investments in an associate.

The Company’s investment in an associate is summarized below:

	As of March 31,
	2025	2024
	$’000	$’000
Beginning balance	254	-
Cost of acquisition	-	257
Share of results of an associate	(54)	(3)
Loss of disposal of an associate	(100)	-
Consideration received	(50)	-
Consideration receivables transferred to other receivables	(50)	-
Ending balance	-	254

The following table illustrates the summarized financial information of the Company’s associate as of March 31, 2024 (and not the Company’s share of those amounts), adjusted for difference in accounting policies between the Company and the associate, if any.

As of March 31, 2024
$’000
Current assets	376
Non-current assets	1
Current liabilities	(61)
Net assets of the associate	316

Revenue	92
Loss for the year	(167)

Reconciliation of the summarized financial information presented to the carrying amount of the Company’s investment in the associate as of March 31, 2025 and 2024 is as follows:

Investment in an associate
$’000
Net assets	316

Group’s equity interest	24.9%
Group’s share of net assets	79
Goodwill	175
Company value as of March 31, 2024	254
Disposal	(254)
Carrying value as of March 31, 2025	-